UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 99.0%
COMMODITIES 1.1%
BlackRock Resources & Commodities Strategy Trust	83,792	$801,051
Central Fund of Canada Ltd. (Canada)	143,134	1,707,589
SPDR Gold Trust(a)	14,071	1,599,310
		4,107,950
COVERED CALL 15.9%
BlackRock Enhanced Capital and Income Fund	170,740	2,569,637
Eaton Vance Enhanced Equity Income Fund II	75,879	1,078,241
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,074,535	16,107,280
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,400,347	15,893,938
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	575,519	6,831,410
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,661,244	16,114,067
Nuveen Dow 30sm Dynamic Overwrite Fund	68,365	1,037,097
Nuveen S&P 500 Buy-Write Income Fund	155,685	1,992,768
		61,624,438
EQUITY TAX—ADVANTAGED 17.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	949,528	19,569,772
Eaton Vance Tax-Advantaged Global Dividend Income Fund	392,898	6,663,550
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	153,898	3,807,437
Gabelli Dividend & Income Trust	845,026	17,906,101
John Hancock Tax-Advantaged Dividend Income Fund	594,860	12,712,158
Nuveen Tax-Advantaged Dividend Growth Fund	214,901	3,427,671
Nuveen Tax-Advantaged Total Return Strategy Fund	231,869	3,139,506
		67,226,195
FINANCIAL 1.1%
Financial Select Sector SPDR Fund	169,696	4,091,370

GLOBAL HYBRID (GROWTH & INCOME) 2.5%
Clough Global Opportunities Fund	447,338	5,573,831
LMP Capital and Income Fund	253,316	4,240,510
		9,814,341
HIGH YIELD 0.9%
New America High Income Fund	65,034	588,558

1

	Number of Shares	Value
Pioneer High Income Trust	227,022	$2,921,773
		3,510,331
INVESTMENT GRADE 1.3%
PIMCO Corporate and Income Opportunity Fund	318,816	5,027,728

MASTER LIMITED PARTNERSHIPS 13.0%
ClearBridge Energy MLP Opportunity Fund	109,002	2,284,682
First Trust Energy Income and Growth Fund	437,483	14,996,917
Kayne Anderson Energy Total Return Fund	251,284	6,206,715
Kayne Anderson Midstream/Energy Fund	118,915	3,901,601
Kayne Anderson MLP Investment Company	426,564	15,143,022
Nuveen Energy MLP Total Return Fund	276,242	5,060,754
Tortoise Energy Infrastructure Corp.	73,335	3,082,270
		50,675,961
MULTI-SECTOR 13.4%
AllianzGI Convertible & Income Fund	813,443	7,434,869
AllianzGI Convertible & Income Fund II	302,766	2,546,262
PIMCO Dynamic Credit Income Fund	587,774	12,002,345
PIMCO Dynamic Income Fund	347,242	10,070,018
PIMCO Income Opportunity Fund	373,237	9,536,206
PIMCO Income Strategy Fund II	1,042,402	10,465,716
		52,055,416
MUNICIPAL 7.5%
BlackRock Long-Term Municipal Advantage Trust	70,140	805,909
BlackRock Municipal Bond Trust	49,727	824,474
BlackRock MuniEnhanced Fund	165,091	1,923,310
BlackRock MuniHoldings Investment Quality Fund	194,102	2,798,951
BlackRock MuniHoldings Quality Fund	35,755	481,977
BlackRock MuniHoldings Quality Fund II	47,606	654,582
BlackRock MuniYield Investment Quality Fund	46,552	649,400
BlackRock MuniYield Quality Fund	32,863	505,433
BlackRock MuniYield Quality Fund II	28,356	380,537
BlackRock MuniYield Quality Fund III	132,788	1,885,590
Eaton Vance Municipal Bond Fund	89,611	1,156,878
Eaton Vance Municipal Income 2028 Term Trust	27,764	494,754
Eaton Vance National Municipal Opportunities Trust	32,643	692,032
Invesco Municipal Opportunity Trust	117,146	1,518,212
Nuveen California AMT-Free Municipal Income Fund	41,390	618,367
Nuveen Dividend Advantage Municipal Fund 2	83,582	1,185,193
Nuveen Municipal Market Opportunity Fund	72,334	990,976

2

	Number of Shares	Value
Nuveen New York AMT-Free Municipal Income Fund	46,611	$609,206
Nuveen Performance Plus Municipal Fund	38,337	570,071
Nuveen Premier Municipal Income Fund	132,104	1,836,246
Nuveen Premium Income Municipal Fund 2	136,251	1,933,402
Nuveen Premium Income Municipal Fund 4	74,659	999,684
Nuveen Select Quality Municipal Fund	29,449	414,936
PIMCO Municipal Income Fund II	331,775	4,140,552
PIMCO Municipal Income Fund III	98,792	1,142,035
		29,212,707
PREFERRED 5.9%
Flaherty & Crumrine Preferred Securities Income Fund	148,126	3,012,883
Flaherty & Crumrine Total Return Fund	177,143	3,590,689
Nuveen Preferred & Income Term Fund	183,959	4,310,159
Nuveen Preferred Income Opportunities Fund	1,250,683	11,919,009
		22,832,740
REAL ESTATE 4.1%
Alpine Global Premier Properties Fund	499,885	3,419,213
CBRE Clarion Global Real Estate Income Fund	482,867	4,321,660
Nuveen Real Estate Income Fund	690,820	8,234,574
		15,975,447
SENIOR LOAN 4.2%
Ares Dynamic Credit Allocation Fund	85,501	1,388,536
BlackRock Floating Rate Income Trust Fund	46,999	633,077
Eaton Vance Floating-Rate Income Trust	92,211	1,345,359
Eaton Vance Senior Floating-Rate Trust	96,119	1,388,920
Eaton Vance Senior Income Trust	186,833	1,216,283
First Trust Senior Floating Rate Income Fund II	97,277	1,343,395
Invesco Dynamic Credit Opportunities Fund	115,326	1,380,452
Nuveen Credit Strategies Income Fund	476,997	4,316,823
Nuveen Floating Rate Income Fund	88,611	1,002,190
Nuveen Floating Rate Income Opportunity Fund	86,314	1,003,832
Nuveen Senior Income Fund	118,979	792,400
Pioneer Floating Rate Trust	52,848	614,622
		16,425,889
U.S. GENERAL EQUITY 10.4%
Consumer Discretionary Select Sector SPDR Fund	137,330	10,317,603
Gabelli Equity Trust	1,324,054	8,606,351
SPDR S&P 500 ETF Trust	75,484	15,582,162

3

		Number of Shares	Value
Vanguard S&P 500 ETF Trust		31,409	$5,942,583
			40,448,699
UTILITY 0.4%
Macquarie Global Infrastructure Total Return Fund		15,914	394,667
Reaves Utility Income Fund		44,165	1,336,433
			1,731,100
TOTAL CLOSED-END FUNDS (Identified cost—$330,320,395)			384,760,312

SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		1,600,000	1,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,600,000)			1,600,000

TOTAL INVESTMENTS (Identified cost—$331,920,395)	99.4%		386,360,312

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		2,200,747

NET ASSETS (Equivalent to $14.28 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$388,561,059

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

4

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Closed-End Funds	$384,760,312	$384,760,312	$—	$—
Short-Term Investments	1,600,000	—	1,600,000	—
Total Investments(a)	$386,360,312	$384,760,312	$1,600,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$331,920,395
Gross unrealized appreciation	$58,610,730
Gross unrealized depreciation	(4,170,813)
Net unrealized appreciation	$54,439,917

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015